--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      DFA International Value Portfolio IV

                                 Annual Report

                         Period Ended November 30, 1997

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statement of Changes in Net Assets..................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Performance Chart...................................................       9
    Statement of Net Assets.............................................   10-17
    Statement of Operations.............................................      18
    Statements of Changes in Net Assets.................................      19
    Financial Highlights................................................      20
    Notes to Financial Statements.......................................   21-22
    Report of Independent Accountants...................................      23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                           DFA INVESTMENT GROUP INC.

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          DFA INTERNATIONAL VALUE PORTFOLIO IV VS.
EAFE Index
September 1997-November 1997
Growth of $10,000
                                                                 DFA International Value Portfolio
                                                                                                IV     EAFE Index
8/97                                                                                       $10,000        $10,000
9/97                                                                                       $10,375        $10,560
10/97                                                                                       $9,833         $9,747
11/97                                                                                       $9,427         $9,649
Total Return (%)                                                               From September 1997
                                                                                             -5.73
The portfolio invests in the DFA International
Value Series of the DFA Investment Trust Company
which in turn invests in companies with market
capitalization of at least $800 million and book-to-market
ratios in the upper 30% of large publicly traded
non-U.S. companies. Country weightings reflect the
EAFE Index market capitalization weight, with Japan
limited to 38%.
This was a new portfolio and its year-to-date
returns in fiscal 1997 reflect the performance of
its strategy.
Past performance is not predictive of future performance.
EAFE Index courtesy of Morgan Stanley Capital International.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1997

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The DFA International Value Series of The DFA Investment Trust
    Company (8,940,899 Shares, Cost $108,463)++ at Value............................  $     97,417
  Receivable from Sponsor...........................................................           125
  Receivable for Investment Securities Sold.........................................            52
  Prepaid Expenses and Other Assets.................................................            47
                                                                                      ------------
        Total Assets................................................................        97,641
                                                                                      ------------
LIABILITIES:
  Payable for Fund Shares Redeemed..................................................            52
  Accrued Expenses and Other Liabilities............................................            19
                                                                                      ------------
        Total Liabilities...........................................................            71
                                                                                      ------------
NET ASSETS..........................................................................  $     97,570
                                                                                      ------------
                                                                                      ------------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000).........................    10,779,504
                                                                                      ------------
                                                                                      ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................  $       9.05
                                                                                      ------------
                                                                                      ------------
NET ASSETS CONSIST OF:
  Paid-In Capital...................................................................  $    108,320
  Undistributed Net Investment Income...............................................           854
  Accumulated Net Realized Loss.....................................................          (558)
  Unrealized Depreciation of Investment Securities..................................       (11,046)
                                                                                      ------------
        Total Net Assets............................................................  $     97,570
                                                                                      ------------
                                                                                      ------------

++ The cost for federal income tax purposes is $109,013.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                            STATEMENT OF OPERATIONS

                         FOR THE PERIOD AUGUST 15, 1997

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received......................................................  $     902
                                                                                         ---------

EXPENSES
    Administrative Services............................................................         24
    Accounting & Transfer Agent Fees...................................................          5
    Legal Fees.........................................................................          4
    Audit Fees.........................................................................          1
    Filing Fees........................................................................          5
    Shareholders' Reports..............................................................          5
    Directors' Fees and Expenses.......................................................          2
    Organization Costs.................................................................          1
    Other..............................................................................          1
                                                                                         ---------
        Total Expenses.................................................................         48
                                                                                         ---------

    NET INVESTMENT INCOME..............................................................        854
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received....................................................         --

Net Realized Loss on Investment Securities.............................................       (558)

Change in Unrealized Appreciation (Depreciation) of Investment Securities..............    (11,046)
                                                                                         ---------

    NET LOSS ON INVESTMENT SECURITIES..................................................    (11,604)
                                                                                         ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ (10,750)
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                       STATEMENT OF CHANGES IN NET ASSETS

                         FOR THE PERIOD AUGUST 15, 1997

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..............................................................  $     854
    Capital Gain Distributions Received................................................         --
    Net Realized Loss on Investment Securities.........................................       (558)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..........    (11,046)
                                                                                         ---------
        Net Decrease in Net Assets Resulting from Operations...........................    (10,750)
                                                                                         ---------

Distributions From:
    Net Investment Income..............................................................         --
    Net Realized Gains.................................................................         --
                                                                                         ---------
        Total Distributions............................................................         --
                                                                                         ---------
Capital Share Transactions (1):
    Shares Issued......................................................................    117,695
    Shares Issued in Lieu of Cash Distributions........................................         --
    Shares Redeemed....................................................................     (9,523)
                                                                                         ---------
        Net Increase From Capital Share Transactions...................................    108,172
                                                                                         ---------
Capital Contribution from Sponsor......................................................        148
                                                                                         ---------
        Total Increase.................................................................     97,570
NET ASSETS
    Beginning of Period................................................................         --
                                                                                         ---------
    End of Period......................................................................  $  97,570
                                                                                         ---------
                                                                                         ---------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued......................................................................     11,780
    Shares Issued in Lieu of Cash Distributions........................................         --
    Shares Redeemed....................................................................     (1,001)
                                                                                         ---------
                                                                                            10,779
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                              FINANCIAL HIGHLIGHTS

                         FOR THE PERIOD AUGUST 15, 1997

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1997

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Net Asset Value, Beginning of Period....................................................  $   10.00
                                                                                          ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................................................................       0.08
  Net Gains (Losses) on Securities (Realized and Unrealized)............................      (1.03)
                                                                                          ---------
  Total from Investment Operations......................................................      (0.95)
                                                                                          ---------
LESS DISTRIBUTIONS
  Net Investment Income.................................................................         --
  Net Realized Gains....................................................................         --
                                                                                          ---------
  Total Distributions...................................................................         --
                                                                                          ---------
Net Asset Value, End of Period..........................................................  $    9.05
                                                                                          ---------
                                                                                          ---------
Total Return............................................................................      (9.50)%#

Net Assets, End of Period (thousands)...................................................  $  97,570
Ratio of Expenses to Average Net Assets (1).............................................       0.47%*(a)
Ratio of Net Investment Income to Average Net Assets....................................       2.65%*(a)
Portfolio Turnover Rate.................................................................        N/A
Average Commission Rate.................................................................        N/A
Portfolio Turnover Rate of Master Fund Series...........................................      22.55%(b)
Average Commission Rate of Master Fund Series (2).......................................  $  0.0068(b)

--------------

*  Annualized

#  Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios. Additionally, the plan's sponsor has voluntarily contributed to the portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the portfolio relating to the plan's investment.

(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

(b) Items calculated for the year ended November 30, 1997.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 1997, the Portfolio owned 6% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the period ended November 30, 1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of the first $40 million of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Each sponsor of a benefit plan which invests in the portfolio has agreed to make a voluntary monthly contribution to the portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

D. INVESTMENTS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................         --
Gross Unrealized Depreciation..........................  $ (11,596)
                                                         ---------
Net....................................................  $ (11,596)
                                                         ---------
                                                         ---------

    At November 30, 1997, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $8,000 which expires on November 30, 2005.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the period ended November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., DFA International Value Portfolio IV, as of November 30, 1997, and the related statements of operations, changes in net assets and financial highlights for the period from August 15, 1997 (commencement of operations) to November 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., DFA International Value Portfolio IV, as of November 30, 1997, and the results of its operations, the changes in its net assets and its financial highlights for the period from August 15, 1997 (commencement of operations) to November 30, 1997, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

                          DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   DFA INTERNATIONAL VALUE SERIES VS.
EAFE Index
March 1994-November 1997
Growth of $10,000
                                                                           DFA International Value Series     EAFE Index
02/94                                                                                             $10,000        $10,000
03/94                                                                                              $9,733         $9,570
04/94                                                                                             $10,060         $9,982
05/94                                                                                             $10,119         $9,922
06/94                                                                                             $10,239        $10,061
07/94                                                                                             $10,438        $10,161
08/94                                                                                             $10,598        $10,405
09/94                                                                                             $10,228        $10,082
10/94                                                                                             $10,658        $10,425
11/94                                                                                             $10,099         $9,925
12/94                                                                                             $10,159         $9,984
01/95                                                                                              $9,757         $9,605
02/95                                                                                              $9,736         $9,576
03/95                                                                                             $10,312        $10,179
04/95                                                                                             $10,633        $10,566
05/95                                                                                             $10,573        $10,439
06/95                                                                                             $10,463        $10,262
07/95                                                                                             $11,052        $10,909
08/95                                                                                             $10,676        $10,494
09/95                                                                                             $10,740        $10,704
10/95                                                                                             $10,536        $10,415
11/95                                                                                             $10,826        $10,706
12/95                                                                                             $11,351        $11,145
01/96                                                                                             $11,464        $11,190
02/96                                                                                             $11,537        $11,235
03/96                                                                                             $11,698        $11,471
04/96                                                                                             $12,154        $11,803
05/96                                                                                             $12,040        $11,591
06/96                                                                                             $12,083        $11,660
07/96                                                                                             $11,760        $11,322
08/96                                                                                             $11,811        $11,345
09/96                                                                                             $12,019        $11,651
10/96                                                                                             $11,904        $11,535
11/96                                                                                             $12,434        $11,996
12/96                                                                                             $12,271        $11,840
01/97                                                                                             $11,861        $11,426
02/97                                                                                             $11,969        $11,620
03/97                                                                                             $12,013        $11,667
04/97                                                                                             $11,948        $11,737
05/97                                                                                             $12,855        $12,499
06/97                                                                                             $13,413        $13,187
07/97                                                                                             $13,598        $13,398
08/97                                                                                             $12,706        $12,406
09/97                                                                                             $13,174        $13,101
10/97                                                                                             $12,483        $12,092
11/97                                                                                             $11,955        $11,971
Annualized Total Return (%)
One Year                                                                                            -3.85
From March 1994                                                                                      4.88
The series invests in companies with market capitalization of at least
$800 million and book-to-market ratios in the upper 30% of large publicly
traded non-U.S. companies. Country weightings reflect the EAFE Index market capitalization weight, with Japan limited to 38%.
The series' returns in fiscal 1997 reflected the performance of large,
non-U.S. companies with high book-to-market ratios.
Past performance is not predictive of future performance.
EAFE Index courtesy of Morgan Stanley Capital International.

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                                SHARES            VALUE+
                                                         -------------   ---------------
JAPAN -- (27.2%)
COMMON STOCKS -- (26.8%)
  Achilles Corp........................................        176,000   $       257,880
  Aica Kogyo Co., Ltd..................................         37,000           139,448
  Aichi Bank, Ltd......................................         10,500           769,246
  Aichi Machine Industry Co., Ltd......................         71,000           187,479
  Aisin Seiki Co., Ltd.................................        137,000         1,620,921
  Amada Co., Ltd.......................................        376,000         1,888,470
  Amano Corp...........................................        115,000           982,174
  Aoki International Co., Ltd..........................         63,000           389,971
  #Aomori Bank, Ltd....................................        170,000           759,256
  Aoyama Trading Co., Ltd..............................         41,100         1,036,960
  Asahi Denka Kogyo KK.................................         42,000           190,872
  Asahi Organic Chemicals Industry Co., Ltd............         82,000           260,215
  #Ashikaga Bank, Ltd..................................        808,000         1,063,616
  Awa Bank, Ltd........................................        189,600           846,793
  Bandai Co., Ltd......................................         60,000           930,852
  #Bank of Ikeda, Ltd..................................         13,000           499,119
  Bank of Iwate, Ltd...................................         18,590           959,907
  #Bank of Kinki, Ltd..................................        234,000           524,380
  Bank of Kyoto, Ltd...................................        347,400         1,524,341
  Bank of Nagoya, Ltd..................................        185,000         1,020,490
  #Bank of Saga, Ltd...................................        215,000           918,119
  #Bank of Yokohama, Ltd...............................        978,000         3,034,578
  #Best Denki Co., Ltd.................................        153,000           791,224
  Brother Industries, Ltd..............................        349,000           773,884
  CMK Corp.............................................         38,000           464,486
  Calpis Co., Ltd......................................         58,000           197,689
  #Canon Sales Co., Inc................................         64,900           889,912
  #Casio Computer Co., Ltd.............................        264,000         2,109,931
  Central Glass Co., Ltd...............................        179,000           302,950
  #Chiba Bank, Ltd.....................................        941,000         3,671,835
  *#Chichibu Onoda Cement Corp.........................        746,000         1,870,480
  Chiyoda Fire and Marine Insurance Co., Ltd...........        444,150         1,325,925
  Chudenko Corp........................................         82,000         1,799,021
  Chugoku Bank, Ltd....................................        199,000         2,650,735
  Chukyo Coca-Cola Bottling Co., Ltd...................         35,000           222,135
  Chukyo Sogo Bank, Ltd................................        107,000           360,509
  #Chuo Trust and Banking Co., Ltd.....................        299,000           573,986
  Citizen Watch Co., Ltd...............................        317,000         1,999,491
  Cosmo Oil Co., Ltd...................................        764,000         1,586,366
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........        529,000         2,031,028
  Daicel Chemical Industries, Ltd......................        485,000           942,449
  Daido Steel Co., Ltd.................................        562,000           827,863
  Daikin Industries, Ltd...............................        182,000           956,881
  Dainippon Pharmaceutical Co., Ltd....................        203,000           839,835
  #Daio Paper Corp.....................................        128,750           807,052
  #Daisan Bank, Ltd....................................        138,000           510,370
  #Daishi Bank, Ltd....................................        350,000         1,184,721
  Daito Trust Construction Co., Ltd....................        180,784         1,167,217
  #Daiwa Bank, Ltd.....................................        726,000         1,308,364
  Daiwa House Industry Co., Ltd........................        655,000         5,286,190
  #Daiwa Kosho Lease Co., Ltd..........................        193,000           981,446
  Daiwa Securities Co., Ltd............................      1,673,000         5,833,379
  #Denki Kagaku Kogyo K.K..............................        469,000           881,959

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Dowa Fire & Marine Insurance Co., Ltd................        383,000   $     1,335,436
  Ehime Bank, Ltd......................................        143,000           436,983
  #Eighteenth Bank, Ltd................................        226,000         1,345,818
  Ezaki Glico Co., Ltd.................................        174,600         1,128,658
  #Fuji Fire & Marine Insurance Co., Ltd...............        353,000           799,350
  Fuji Oil Co., Ltd....................................         73,000           306,014
  Fuji Photo Film Co., Ltd.............................        414,000        14,889,403
  Fujisawa Pharmaceutical Co., Ltd.....................        314,000         2,927,796
  #Fukui Bank, Ltd.....................................        343,000           900,333
  Fukuoka City Bank, Ltd...............................        264,532           704,728
  *#Fukutoku Bank, Ltd.................................         27,000            33,426
  Fukuyama Transporting Co., Ltd.......................        266,000         1,083,800
  Furukawa Co., Ltd....................................        165,000           316,748
  Fuso Pharmaceutical Industries, Ltd..................         67,000           209,990
  #Futaba Corp.........................................         16,000           714,594
  #Futaba Industrial Co., Ltd..........................         82,000           957,336
  Gunze, Ltd...........................................        315,000           757,728
  Hanshin Electric Railway Co., Ltd....................        141,000           451,863
  Higo Bank, Ltd.......................................        308,000         1,727,937
  Hino Motors, Ltd.....................................        398,000         1,185,034
  Hiroshima Bank, Ltd..................................        575,000         1,013,712
  Hiroshima-Sogo Bank, Ltd.............................        136,000           588,223
  Hitachi Construction Machinery Co., Ltd..............         64,000           261,265
  Hitachi Maxell, Ltd..................................         96,000         2,151,303
  *Hitachi Metals, Ltd.................................        360,000         1,734,770
  #Hitachi Transport System, Ltd.......................        138,000         1,178,609
  Hitachi, Ltd.........................................      3,691,000        26,173,203
  Hokuetsu Bank........................................        275,500           865,626
  #Hokuetsu Paper Mills, Ltd...........................        162,000           864,423
  #Hokuriku Bank, Ltd..................................        891,000         1,375,334
  #House Foods Corp....................................        115,000         1,522,821
  Hyakugo Bank, Ltd. (105th Bank)......................        258,000         1,192,713
  Hyakujishi Bank, Ltd.................................        314,000         1,697,630
  Inax Corp............................................        309,000         1,123,416
  #Intec, Inc..........................................         30,000           232,478
  Itochu Corp..........................................      1,198,000         3,107,056
  Itoham Foods, Inc....................................        284,000         1,137,113
  #Izumiya Co., Ltd....................................        151,000           993,849
  Japan Airport Terminal Co., Ltd......................          9,000            69,109
  Japan Pulp and Paper Co., Ltd........................        119,000           400,008
  Japan Wool Textile Co., Ltd..........................         42,000           187,910
  Joyo Bank, Ltd.......................................         19,000            76,223
  #Juroku Bank, Ltd....................................        349,000         1,471,201
  Kagawa Bank, Ltd.....................................         61,650           333,309
  Kagoshima Bank, Ltd..................................        262,000         1,430,864
  Kajima Corp..........................................        826,000         2,718,276
  #Kamagai Gumi Co., Ltd...............................        878,000           591,640
  Kamigumi Co., Ltd....................................        357,000         1,423,804
  *Kandenko Co., Ltd...................................        266,000         1,623,616
  Kaneka Corp..........................................        344,000         1,973,030
  Kansai Paint Co., Ltd., Osaka........................        108,000           283,487
  #Kasumi Co., Ltd.....................................         36,000           142,731
  Katokichi Co., Ltd...................................         72,000         1,043,683
  #Keiyo Bank, Ltd.....................................        391,000           873,144
  #Keiyo Co., Ltd......................................         35,000           169,207
  Kikkoman Corp........................................        256,000         1,516,443

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Kinden Corp..........................................         67,000   $       761,214
  #Kinseki, Ltd........................................         17,000           115,886
  Kirin Brewery Co., Ltd...............................        247,000         1,902,456
  Kissei Pharmaceutical Co., Ltd.......................         40,000           535,945
  Koa Fire & Marine Insurance Co., Ltd.................         45,000           220,372
  *Kobe Steel, Ltd.....................................      2,632,000         2,515,996
  Koito Manufacturing Co., Ltd.........................        146,000           735,577
  #Kokusai Denshin Denwa Co., Ltd......................         48,400         2,468,827
  Kokusai Securities Co., Ltd..........................        330,000         2,482,272
  Komatsu, Ltd.........................................      1,279,000         7,676,505
  Komori Corp..........................................         74,000         1,159,647
  Konica Corp..........................................         66,000           351,655
  Koyo Seiko Co........................................        198,000         1,121,677
  Kureha Chemical Industry Co., Ltd....................        263,000           642,946
  Kurimoto, Ltd........................................        171,000           844,114
  #Lion Corp...........................................        311,000           989,352
  #Long Term Credit Bank of Japan, Ltd.................      2,895,000         4,876,983
  #Maeda Corp..........................................        244,000           755,181
  Makita Corp..........................................        209,000         2,472,791
  Marubeni Corp........................................      1,942,000         4,854,049
  Maruichi Steel Tube, Ltd.............................        117,000         1,494,300
  #Matsushita Electric Industrial Co., Ltd.............      1,933,000        30,140,411
  Matsushita Electric Works, Ltd.......................        286,000         2,330,578
  #Matsushita Refrigeration Co.........................        222,000           878,433
  Matsushita Seiko Co., Ltd............................        179,000           796,646
  *Matsuzakaya Co., Ltd................................         30,000           122,233
  *#Mazda Motor Corp...................................        794,000         2,221,023
  Meija Seika Kaisha, Ltd. Tokyo.......................        366,000         1,399,475
  Michimen Corp........................................        359,000           562,586
  Michinoku Bank, Ltd..................................        187,000         1,084,270
  Mitsubishi Cable Industries, Ltd.....................         29,000            67,032
  Mitsubishi Chemical Corp.............................      2,129,000         4,153,739
  #Mitsubishi Electric Corp............................      1,262,000         3,490,586
  Mitsubishi Gas Chemical Co., Inc.....................        548,000         1,489,959
  Mitsubishi Materials Corp............................        975,000         2,200,196
  #Mitsubishi Motors Corp..............................        866,000         2,972,051
  Mitsubishi Oil Co., Ltd..............................        590,000         1,317,532
  Mitsubishi Paper Mills, Ltd..........................        419,000           860,161
  #Mitsui Chemicals, Inc...............................        405,000         1,110,676
  *#Mitsui Engineering and Shipbuilding Co., Ltd.......        781,000           691,502
  Mitsui Toatsu Chemicals, Inc.........................        838,000         1,221,297
  Mitsui Trust & Banking Co., Ltd......................      1,030,000         1,735,162
  Mori Seiki Co., Ltd..................................        121,000         1,317,845
  Musashino Bank, Ltd..................................         26,000         1,038,981
  NCR Japan, Ltd.......................................         53,000           229,649
  NGK Spark Plug Co., Ltd..............................        201,000         1,315,064
  NHK Spring Co., Ltd..................................        315,000           987,267
  NKK Corp.............................................        537,000           542,786
  NOK Corp.............................................        149,000           856,932
  NSK, Ltd.............................................        253,000         1,048,674
  NTN Corp.............................................        398,000         1,375,263
  Nagase & Co., Ltd....................................        196,000           790,911
  Nanto Bank, Ltd......................................        288,000         1,444,231
  Nichicon Corp........................................        100,000         1,120,470
  Nichirei Corp........................................        366,000         1,092,623
  Nifco, Inc...........................................         45,000           303,585
  Nihon Cement Co., Ltd................................        424,000         1,152,815
  Nihon Unisys, Ltd....................................         41,000           283,346
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  #Nikko Securities Co., Ltd...........................      1,910,000   $     5,836,631
  Nippon Chemi-Con Corp................................        119,000           387,886
  #Nippon Credit Bank, Ltd.............................      1,683,000         1,490,139
  Nippon Flour Mills Co., Ltd..........................         21,000            49,363
  Nippon Hodo Co., Ltd.................................        151,000           615,240
  Nippon Light Metal Co., Ltd..........................        525,000           991,381
  Nippon Meat Packers, Inc., Osaka.....................        232,000         3,035,769
  Nippon Oil Co., Ltd..................................      1,598,000         5,571,871
  Nippon Sanso Corp....................................        367,000           957,579
  Nippon Sheet Glass Co., Ltd..........................        567,000         1,110,676
  Nippon Shinpan Co., Ltd..............................        399,000           484,584
  Nippon Shinyaku Co., Ltd.............................         52,000           275,024
  Nippon Shokubai Co., Ltd.............................        135,000           679,099
  *Nippon Suisan Kaisha, Ltd...........................         49,000            70,261
  Nishi-Nippon Bank, Ltd...............................         23,540            72,672
  Nishimatsu Construction Co., Ltd.....................        359,000         1,443,032
  #Nissan Shatai Co., Ltd..............................        158,000           506,343
  #Nissei Sangyo Co., Ltd..............................        110,050           991,636
  Nisshin Steel Co., Ltd...............................      1,318,000         1,817,575
  Nisshinbo Industries, Inc............................        305,000         1,739,785
  Ogaki Kyoritsu Bank, Ltd.............................         50,000           220,960
  Oita Bank, Ltd.......................................        145,000           832,791
  Okamura Corp.........................................         44,000           141,352
  #Oki Electric Industry Co., Ltd......................        740,000         1,635,103
  Okumura Corp.........................................        322,000         1,059,667
  Olympus Optical Co., Ltd.............................        343,000         2,510,182
  #Penta-Ocean Construction Co., Ltd...................        438,000           758,456
  Pioneer Electronic...................................        182,000         3,165,837
  Q.P. Corp............................................        168,000         1,184,721
  Rengo Co., Ltd.......................................        252,000           821,406
  #Rhythm Watch Co., Ltd...............................         73,000           120,118
  Royal Co., Ltd.......................................         41,000           600,744
  #Ryosan Co., Ltd.....................................         53,000           847,169
  Ryoyo Electro Corp...................................         26,000           275,024
  #Sakura Bank, Ltd....................................        758,000         2,648,917
  San In Godo Bank, Ltd................................        222,000         1,457,677
  Sanki Engineering Co., Ltd...........................        109,000           836,983
  Sanyo Electric.......................................      2,536,000         7,153,457
  Sanyo Shokai, Ltd....................................         77,000           311,922
  #Seino Transportation Co., Ltd.......................        197,000         1,258,022
  Seiyo Food Systems, Inc..............................         61,000           269,093
  #Sekisui Chemical Co., Ltd...........................        557,000         4,054,480
  Sekisui Jushi Co., Ltd...............................         27,000           151,898
  Seksui House.........................................        928,000         6,675,056
  Sharp Corp. Osaka....................................        257,000         1,719,710
  #Shiga Bank, Ltd.....................................        268,000         1,280,940
  Shimadzu Corp........................................        100,000           356,513
  Shimizu Bank, Ltd....................................          8,400           419,918
  #Shimizu Corp........................................        997,000         3,202,899
  Shinwa Bank, Ltd.....................................        157,000           626,155
  Shionogi & Co., Ltd..................................        455,000         2,591,851
  Showa Electric Wire & Cable Co., Ltd., Kawasaki......        152,000           317,994
  Snow Brand Milk Products Co., Ltd....................        419,000         1,076,842
  Stanley Electric Co., Ltd............................        246,000           724,748
  Sumitomo Corp........................................        918,000         5,790,323
  Sumitomo For.........................................        125,000           832,517
  Sumitomo Metal Industries, Ltd. Osaka................        177,000           360,588
  Sumitomo Osaka Cement Co., Ltd.......................        594,000         1,130,985
  Sumitomo Realty & Development Co., Ltd...............        488,000         3,269,265

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  #Sumitomo Warehouse Co., Ltd.........................         67,000   $       255,138
  #Suruga Bank, Ltd....................................        256,000         1,390,072
  *#TEC Corp...........................................        345,000         1,056,964
  TOC Co., Ltd.........................................         65,000           611,166
  Tadano, Ltd..........................................         30,000           133,281
  Taikisha, Ltd........................................         30,000           343,193
  #Taisei Corp.........................................      1,325,000         3,062,684
  Takara Standard Co., Ltd.............................        175,000         1,186,092
  Tanabe Seiyaku Co., Ltd..............................        140,000           894,025
  Teijin, Ltd..........................................        917,000         2,407,013
  Teikoku Oil Co., Ltd.................................        346,000         1,165,759
  Toagosei Co., Ltd....................................        353,000           746,797
  Toda Corp............................................        418,000         1,768,619
  Toho Bank, Ltd.......................................        236,000         1,274,076
  #Tokai Rika Co., Ltd.................................         56,000           179,902
  #Tokushu Paper Manufacturing Co., Ltd................         31,000           218,852
  Tokuyama Corp........................................        248,000           864,721
  #Tokyo Sowa Bank.....................................        199,000           567,569
  Tokyo Steel Manufacturing Co., Ltd...................        202,800         1,231,499
  Tokyo Style Co., Ltd.................................        133,000         1,354,750
  #Tokyo Tatemono Co., Ltd.............................        294,000           967,522
  #Tokyo Tomin Bank, Ltd...............................         30,900           968,462
  Tokyu Department Store Co., Ltd......................        329,000           605,798
  #Tokyu Store Chain Corp..............................         53,000           255,397
  Tomoku Co., Ltd......................................         65,000           115,612
  Tostem Corp..........................................        188,000         2,135,945
  Towa Bank, Ltd.......................................        102,000           426,782
  Toyo Information System Co., Ltd.....................         25,000           342,801
  Toyo Ink Manufacturing Co., Ltd......................        378,000           918,159
  Toyo Seikan Kaisha, Ltd..............................        287,600         4,799,906
  #Toyo Suisan Kaisha, Ltd.............................        116,000           999,804
  Toyo Trust & Banking Co., Ltd........................        715,000         4,677,963
  Toyobo Co., Ltd......................................        448,000           684,505
  #Toyoda Machine Works, Ltd...........................        122,000         1,194,907
  Toyota Auto Body Co., Ltd............................         86,000           661,046
  Toyota Tsusho Corp...................................        314,000         1,065,324
  Uniden Corp..........................................         12,000           122,233
  #Unisia Jecs Corp....................................        130,000           308,639
  #Victor Co. of Japan, Ltd............................        246,000         2,313,026
  Wacoal Corp..........................................        149,000         1,447,679
  Yakult Honsha Co., Ltd...............................        228,000         1,643,565
  #Yamagata Bank, Ltd..................................        154,000           687,796
  Yamaguchi Bank.......................................        133,000         1,709,070
  Yamatake Honeywell Co., Ltd..........................         87,000         1,015,710
  Yamato Kogyo Co., Ltd................................        123,000           946,413
  #Yasuda Trust & Banking Co., Ltd.....................      1,434,000         1,224,729
  #Yodogawa Steel Works, Ltd...........................        296,000         1,484,349
  Yokogawa Electric Corp...............................        337,000         2,212,780
  Yokohama Reito Co., Ltd..............................         34,000           274,398
  #Yokohama Rubber Co., Ltd............................        404,000         1,098,437
  Zexel Corp...........................................         60,000           201,214
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $638,343,721)..................................                      424,473,311
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.4%)
  *Japanese Yen (Cost $5,570,515)......................                        5,535,941
                                                                         ---------------
TOTAL -- JAPAN
  (Cost $643,914,236)..................................                      430,009,252
                                                                         ---------------
                                                                SHARES            VALUE+
                                                         -------------   ---------------
UNITED KINGDOM -- (22.6%)
COMMON STOCKS -- (22.5%)
  ASDA Group P.L.C.....................................      1,719,300   $     4,663,677
  Abbey National P.L.C.................................        440,000         6,949,841
  *Aggreko P.L.C.......................................         32,000            85,454
  Allied Domecq P.L.C..................................        140,000         1,256,026
  Anglian Water P.L.C..................................        174,300         2,391,880
  Antofagasta Holdings P.L.C...........................         38,000           232,083
  Arjo Wiggins Appleton P.L.C..........................        659,100         1,887,779
  Associated British Foods P.L.C.......................        733,200         6,750,929
  Associated British Ports Holdings P.L.C..............        369,200         1,747,910
  BAA P.L.C............................................      1,005,676         8,463,393
  BG P.L.C.............................................      2,574,617        12,015,544
  BICC P.L.C...........................................        134,750           346,218
  Barclays P.L.C.......................................        664,025        16,009,398
  Bardon Group P.L.C...................................      1,015,384           872,472
  Barratt Developments P.L.C...........................        222,000           923,849
  Bass P.L.C...........................................        672,000         9,595,330
  Beazer Group P.L.C...................................        157,257           437,164
  Berkeley Group P.L.C.................................         78,622           888,828
  Booker P.L.C.........................................        215,000         1,122,926
  British Airways P.L.C................................         62,000           572,953
  British Land Co. P.L.C...............................        456,746         5,044,271
  British Steel P.L.C..................................      1,575,000         3,675,202
  British Telecommunications P.L.C.....................      3,087,096        23,613,313
  British Vita P.L.C...................................        212,300           876,329
  Brixton Estate P.L.C.................................        224,700           834,762
  Bryant Group P.L.C...................................        224,555           433,191
  Burford Holdings P.L.C...............................        337,000           607,526
  Burton Group P.L.C...................................        460,700         1,152,645
  Capital Shopping Centres P.L.C.......................        381,375         2,663,347
  *Centrica P.L.C......................................      2,862,900         4,172,278
  Chelsfield P.L.C.....................................        227,800         1,352,894
  Christies International P.L.C........................         41,000           159,223
  Coats Viyella P.L.C..................................        674,730         1,153,844
  Commercial Union P.L.C...............................        658,591         9,126,466
  Courtaulds P.L.C.....................................         40,000           184,992
  Delta P.L.C..........................................        143,000           631,231
  Energy Group P.L.C...................................         18,200           194,867
  English China Clays P.L.C............................        249,062         1,082,625
  First Leisure Corp. P.L.C............................        127,900           564,576
  General Accident P.L.C...............................        464,500         7,661,598
  *Grantchester Holdings P.L.C.........................         12,930            35,182
  Great Portland Estates P.L.C.........................        197,275           827,604
  Great Universal Stores P.L.C.........................        814,600         9,565,950
  Greenalls Group P.L.C................................        283,846         1,817,261
  *Greene King P.L.C...................................         59,000           648,113
  Guardian Royal Exchange P.L.C........................        877,661         4,391,715
  Guinness P.L.C.......................................         85,000           772,612
  Hambros P.L.C........................................        107,954           459,252
  Hanson P.L.C.........................................        624,950         3,164,031
  Hardy Oil & Gas P.L.C................................         74,000           349,716
  Harrisons & Crosfield P.L.C..........................        688,000         1,367,796
  Highland Distilleries Co. P.L.C......................        106,000           558,093
  Hillsdown Holdings P.L.C.............................        477,593         1,247,213
  House of Fraser P.L.C................................        140,000           489,437
  Hyder P.L.C..........................................         95,341         1,511,542
  Ibstock P.L.C........................................        150,000           133,942
  Imperial Chemical Industries P.L.C...................        637,700         9,293,589
  Inchcape P.L.C.......................................        508,000         1,805,914
  Kwik Save Group P.L.C................................        141,551           739,308

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Ladbroke Group P.L.C.................................        954,288   $     4,369,180
  Laird Group P.L.C....................................         92,400           665,517
  Lasmo P.L.C..........................................        613,035         2,724,135
  Lex Service P.L.C....................................        109,433           802,948
  London & Manchester Group P.L.C......................         98,000           840,417
  Lonrho P.L.C.........................................        752,930         1,148,032
  Marley P.L.C.........................................        216,232           367,953
  Mersey Docks & Harbour Co. P.L.C.....................         37,610           266,136
  Meyer International P.L.C............................        101,097           654,064
  Mirror Group P.L.C...................................        403,000         1,290,059
  National Westminster Bank P.L.C......................      1,159,229        17,489,837
  Peel Holdings P.L.C..................................         32,500           338,120
  Persimmon P.L.C......................................        162,000           584,090
  Pilkington P.L.C.....................................        995,666         2,155,598
  Powell Duffryn P.L.C.................................         47,037           369,694
  Powergen P.L.C.......................................        438,132         5,654,376
  Premier Consolidated Oilfields P.L.C.................        988,414           907,583
  RJB Mining P.L.C.....................................        100,000           269,570
  RMC Group P.L.C......................................        223,000         3,422,742
  Racal Electronics P.L.C..............................        274,000         1,008,679
  Rank Group P.L.C.....................................        749,000         4,369,407
  Redland P.L.C........................................        417,095         2,406,836
  Rio Tinto P.L.C......................................         64,300           781,083
  Rolls-Royce P.L.C....................................        311,956         1,244,326
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....      1,470,779        13,443,059
  Rugby Group P.L.C....................................        417,000           874,694
  Safeway P.L.C........................................        716,577         3,896,548
  Sainsbury (J.) P.L.C.................................        942,006         7,733,150
  Scottish & Newcastle P.L.C...........................        117,600         1,383,964
  Scottish Hydro-Electric P.L.C........................        374,000         2,952,107
  Sears P.L.C..........................................      1,466,100         1,210,349
  Severn Trent P.L.C...................................        240,597         3,814,440
  Shell Transport & Trading Co., P.L.C.................      2,222,545        15,231,022
  Slough Estates P.L.C.................................        376,100         2,195,622
  Smith (David S.) Holdings P.L.C......................        298,000         1,001,636
  South West Water P.L.C...............................         83,253         1,258,883
  Stakis P.L.C.........................................        733,194         1,222,940
  Storehouse P.L.C.....................................        405,000         1,654,694
  T & N P.L.C..........................................        352,635         1,485,307
  Tarmac P.L.C.........................................        894,395         1,740,453
  Tate & Lyle P.L.C....................................         70,000           554,302
  Taylor Woodrow P.L.C.................................        382,652         1,121,771
  *Telewest Communications P.L.C.......................        715,000           831,201
  Tesco P.L.C..........................................      1,412,941        11,367,065
  Thames Water P.L.C...................................        260,611         3,978,065
  Thistle Hotels P.L.C.................................        306,000           811,994
  Unigate P.L.C........................................        229,400         2,235,876
  Unilever P.L.C.......................................      2,118,000        16,744,846
  United Assurance Group P.L.C.........................        331,000         2,880,376
  United Biscuits Holdings P.L.C.......................        508,963         1,822,200
  United Utilities P.L.C...............................        362,528         4,648,118
  Vaux Group P.L.C.....................................         87,094           374,179
  Wessex Water P.L.C...................................        142,021         1,161,697
  Whitbread P.L.C......................................        469,600         6,681,572
  Wilson (Connolly) Holdings P.L.C.....................        128,000           361,223
  Wilson Bowden P.L.C..................................         89,200           785,239
  Wimpey (George) P.L.C................................        236,750           432,783
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Wolverhampton & Dudley Breweries P.L.C...............         42,700   $       329,851
  Yorkshire Water P.L.C................................        243,045         2,010,570
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $261,899,028)..................................                      355,939,282
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *British Pound Sterling (Cost $1,692,497)............                        1,697,215
                                                                         ---------------
PREFERRED STOCKS -- (0.0%)
  Hyder P.L.C.
    (Cost $111,389)....................................         76,860           149,890
                                                                         ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Meyer International P.L.C. Rights
    (Cost $0)..........................................         25,274             6,387
                                                                         ---------------
TOTAL -- UNITED KINGDOM
  (Cost $263,702,914)..................................                      357,792,774
                                                                         ---------------
GERMANY -- (9.8%)
COMMON STOCKS -- (9.8%)
  *AGIV AG fuer Industrie & Verkehrswesen..............         57,800         1,186,259
  *Ava Allgemeine Handelsgesellschaft der Verbraucher
    AG, Bielefeld......................................          3,700           891,526
  #BASF AG.............................................        607,450        21,490,098
  BHF Bank AG..........................................        109,700         3,187,453
  Bankgesellschaft Berlin AG...........................        222,000         4,726,136
  Bayer AG.............................................         68,900         2,549,624
  #Bayerische Hypotheken und Wechselbank AG............        303,300        13,154,584
  #Bayerische Vereinsbank AG...........................        278,450        16,536,535
  #Berliner Kraft & Licht Bewag AG.....................         88,800         2,177,421
  Bilfinger & Berger Bau AG, Mannheim..................         45,700         1,681,528
  #Commerzbank AG......................................        359,450        12,492,295
  Continental AG.......................................         20,000           506,285
  DBV-Winterthur Holding AG, Wiesbaden.................          4,400         1,372,014
  *Deutsche Babcock AG, Oberhausen.....................          2,500           126,571
  Deutsche Bank AG.....................................        277,700        17,806,631
  Deutsche Hypothekenbank Frankfurt AG.................            300           168,384
  Deutsche Lufthansa AG................................        254,700         4,837,456
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....         45,700         2,590,953
  Deutsche Telekom AG..................................        137,600         2,788,931
  #Dresdner Bank AG, Frankfurt.........................        387,000        15,007,569
  Dyckerhoff AG........................................          2,275           677,149
  *Energie Baden-Wuerttemberg AG.......................         40,520         1,229,041
  Hochtief AG..........................................         77,400         3,203,370
  *Holzmann (Philipp) AG...............................          6,200         1,715,358
  IVG Holding AG.......................................          2,100            60,720
  #Karstadt AG.........................................          8,350         2,901,952
  Linde AG.............................................          2,000         1,246,152
  #Man AG, Muechen.....................................         14,000         4,167,068
  Merck KGAA...........................................         30,300         1,102,861
  Preussag AG..........................................          2,000           572,051
  *Ruetgerswerke AG....................................            467            77,973
  Schmalbach-Lubeca AG.................................          1,370           256,706
  #Siemens AG..........................................         58,000         3,405,033
  Thuega AG............................................            267            70,844

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Thyssen Industrie AG Essen...........................          3,000   $       569,783
  Vereins & Westbank AG................................          5,096         1,196,115
  Viag AG..............................................          4,900         2,489,684
  Volkswagen AG........................................          7,000         3,968,636
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $118,297,250)..................................                      154,188,749
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks (Cost $132,314)........................                          130,420
                                                                         ---------------
TOTAL -- GERMANY
  (Cost $118,429,564)..................................                      154,319,169
                                                                         ---------------
SWITZERLAND -- (7.8%)
COMMON STOCKS -- (7.7%)
  *Ascom Holding AG, Bern..............................            600           785,725
  *Baloise-Holding, Basel..............................          7,888        14,053,209
  Banca del Gotthard...................................            640           363,613
  Banque Cantonale Vaudois.............................          5,795         1,711,238
  Bobst SA, Prilly.....................................          2,022         2,978,347
  Credit Suisse Holding, Zuerich (Namen)...............        112,000        16,399,077
  Danzas Holding AG....................................          7,260         1,522,589
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg.........................................          3,173           666,564
  Financiere Richemont AG Units -A-....................          1,320         1,467,500
  Fischer (Georg) AG, Schaffhausen.....................          2,272         2,921,095
  Fischer (Georg) AG, Schaffhausen (Namen).............          1,327           353,695
  Forbo Holding AG, Eglisau............................          6,081         2,435,488
  Jelmoli Holding AG, Zuerich..........................            500           438,384
  Julius Baer Holding AG, Zuerich......................          2,386         3,891,063
  Oerlikon-Buehrle Holding AG, Zuerich.................         44,781         6,384,094
  Pargesa Holding SA, Geneve...........................          1,935         2,429,455
  Pirelli SA, Basel....................................          3,600           757,528
  Rieter Holding AG, Winterthur........................          5,000         2,184,907
  Roche Holding AG, Basel..............................            464         7,062,405
  SBG (Schweizerische Bankgesellschaft)................          5,658         7,203,018
  *SBV (Schweizerischer Bankverein) (Namen)............         66,000        18,933,990
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall........................            840         2,179,997
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall (Namen)................          1,343         1,733,280
  *Saurer AG, Arbon....................................          6,027         4,409,206
  Schindler Holding AG, Hergiswil......................          1,829         2,078,278
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................          1,106         2,497,962
  Sulzer AG, Winterthur................................          6,000         3,977,022
  *Swissair Schweizerische Luftverkehr AG, Zuerich.....          6,438         8,435,343
  UBS (Union Bank of Switzerland)......................          4,275         1,083,975
  *Von Roll Holding AG, Gerlafingen....................         15,045           297,589
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $88,319,539)...................................                      121,635,636
                                                                         ---------------
                                                                SHARES            VALUE+
                                                         -------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Swiss Francs (Cost $2,108,134)......................                  $     2,081,693
                                                                         ---------------
TOTAL -- SWITZERLAND
  (Cost $90,427,673)...................................                      123,717,329
                                                                         ---------------
FRANCE -- (7.8%)
COMMON STOCKS -- (7.7%)
  #AGF (Assurances Generales de France SA).............        100,156         5,695,338
  AXA-UAP..............................................         70,000         5,059,549
  Accor SA.............................................          5,592         1,060,905
  Banque Nationale de Paris............................        191,044         9,323,261
  Bongrain SA..........................................          1,463           612,114
  Bouygues.............................................         13,179         1,348,375
  CPR (Cie Parisienne de Reescompte)...................         16,385         1,298,923
  *Centrale du Groupe des Assurances Nationales SA.....        106,860         2,507,010
  #Christian Dior SA...................................         21,100         2,112,327
  Ciments Vicat........................................            800            67,756
  *Club Mediterranee SA................................         10,000           748,710
  Colas SA.............................................          4,250           622,005
  Credit Commercial de France..........................         13,391           793,685
  Credit National......................................          8,144           479,108
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................          3,000           467,520
  Elf Aquitaine........................................        140,000        16,126,054
  Eridania Beghin-Say SA...............................         18,900         2,938,973
  Esso SA..............................................          8,476           684,858
  *Euro Disney SCA.....................................        551,700           733,608
  Financiere de Paribas SA Series A....................         90,572         6,517,329
  Fromageries Bel la Vache qui Rit.....................             75            53,358
  GTM Entrepose........................................         21,077         1,392,402
  Groupe Danone........................................         42,500         6,803,179
  Imetal...............................................          1,900           226,578
  LaFarge Coppee SA....................................         68,857         4,515,049
  Labinal SA...........................................          3,200           813,078
  Lyonnais des Eaux SA.................................         57,442         6,207,853
  Pechiney International...............................         26,150           507,630
  Pechiney SA Series A.................................         10,100           395,378
  Pernod-Ricard........................................         26,000         1,316,408
  Peugeot SA...........................................         36,550         4,179,096
  Rallye SA............................................         14,220           602,186
  Remy Cointreau SA....................................         27,400           431,643
  #Rhone-Poulenc SA Series A...........................        176,126         7,792,697
  #Saint-Gobain........................................         64,336         8,631,185
  #Societe Generale Paris..............................         68,532         8,950,328
  Sommer-Allibert SA...................................         13,500           436,776
  Sophia SA............................................          7,700           297,383
  Thomson-CSF..........................................         87,203         2,522,961
  Total SA.............................................         40,000         4,167,027
  Union Assurances Federales SA........................            900           108,698
  Usinor...............................................         31,600           492,454
  *#Worms et Compagnie SA..............................         20,800         1,620,736
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $101,460,699)..................................                      121,661,491
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *French Francs (Cost $1,327,081).....................                        1,310,316
                                                                         ---------------
TOTAL -- FRANCE
  (Cost $102,787,780)..................................                      122,971,807
                                                                         ---------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
  ABN Amro Holding NV..................................      1,252,433   $    23,877,467
  Bijenkorf Beheer KBB NV, Amsterdam...................         10,508           663,374
  DSM NV...............................................         31,453         2,879,572
  Fortis Amev NV.......................................        270,197        11,172,411
  Gist-Brocades NV.....................................         38,304           982,673
  Hollandsche Beton Groep NV...........................         30,360           549,793
  Ing Groep NV.........................................        723,113        29,390,845
  KLM (Koninklijke Luchtvaart Mij NV)..................         76,540         2,752,891
  Koninklijke Hoogovens NV.............................         32,448         1,465,746
  Koninklijke KNP BT...................................         97,300         2,085,052
  Nationale Investeringsbank NV Series A...............          9,018           992,549
  Nedlloyd Groep NV, Rotterdam.........................         21,000           482,759
  Pakhoed NV...........................................         37,037         1,006,061
  Philips Electronics NV...............................        110,000         7,265,273
  Stad Rotterdam.......................................         39,899         2,051,197
  Stork NV.............................................         26,848           988,593
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $59,680,710)...................................                       88,606,256
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $33,981)..................                           33,485
                                                                         ---------------
TOTAL -- NETHERLANDS
  (Cost $59,714,691)...................................                       88,639,741
                                                                         ---------------
ITALY -- (4.0%)
COMMON STOCKS -- (3.9%)
  #Banca Commerciale Italiana SpA......................      3,765,000        10,763,055
  *#Banca di Roma......................................      7,168,500         5,915,500
  *#CIR SpA (Cie Industriale Riunite), Torino..........        885,000           682,168
  #Cartiere Burgo SpA..................................        235,000         1,373,513
  Cia Assicuratrice Unipol SpA.........................        116,134           342,747
  Credito Italiano.....................................      2,030,000         5,532,999
  #Fiat SpA............................................      3,967,399        11,456,450
  *Finmeccanica SpA....................................      2,070,000           966,691
  #Ifil Finanziaria Partecipazioni SpA, Torino.........        907,000         3,351,289
  *#Ing C.Olivetti & C SpA, Ivrea......................      4,836,016         2,711,784
  #Istituto Bancario San Paolo Torino SpA..............      1,003,500         8,263,536
  #Italcementi Fabbriche Riunite Cemento SpA,
    Bergamo............................................        364,000         2,323,381
  Italmobiliare SpA, Milano............................         14,330           254,582
  Magneti Marelli SpA..................................        700,000         1,134,226
  Milano Assicurazioni SpA.............................         49,520           149,874
  #Montedison SpA......................................      5,375,000         4,416,828
  Sirti SpA............................................         25,000           150,025
  Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................        129,500         1,596,221
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $53,820,158)...................................                       61,384,869
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Italian Lira (Cost $1,695,258)......................                        1,671,485
                                                                         ---------------
TOTAL -- ITALY
  (Cost $55,515,416)...................................                       63,056,354
                                                                         ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.7%)
  #Amoy Properties, Ltd................................      3,610,000         3,105,511
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Chinese Estates Holdings, Ltd........................      2,675,131   $     1,280,416
  *Evergo China Holdings, Ltd..........................        285,280            14,024
  #Great Eagle Holdings, Ltd...........................        569,680           854,856
  HKR International, Ltd...............................      1,077,384           871,073
  Hang Lung Development Co., Ltd.......................      1,836,000         2,790,710
  #Hongkong & Shanghai Hotels, Ltd.....................      1,612,624         1,387,263
  #Hopewell Holdings, Ltd..............................      6,044,000         1,602,812
  #Hysan Development Co., Ltd..........................      1,418,000         2,843,231
  Kerry Properties, Ltd................................        580,000           975,384
  Miramar Hotel & Investment Co., Ltd..................        600,000         1,024,541
  New World Development Co. Ltd........................      1,240,739         4,598,427
  #Paliburg Holdings, Ltd..............................      2,310,625         1,688,815
  Realty Development Corp., Ltd. Series A..............        213,000           596,543
  #Regal Hotels International Holdings, Ltd............      4,988,179           825,955
  #Shangri-la Asia, Ltd................................      2,180,000         1,692,045
  Sino Hotels (Holdings), Ltd..........................        543,653           132,919
  #Sino Land Co., Ltd..................................      4,169,200         2,400,032
  Swire Pacific, Ltd. Series A.........................        617,500         3,091,378
  Tsim Sha Tsui Properties, Ltd........................      1,174,000         1,571,856
  Wharf Holdings, Ltd..................................      3,166,000         6,450,534
  #Wheelock and Co., Ltd...............................      2,795,000         3,145,613
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $59,918,462)...................................                       42,943,938
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.2%)
  *Hong Kong Dollars (Cost $3,428,344).................                        3,426,913
                                                                         ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Century City International Holdings, Ltd. Warrants
    12/31/98...........................................        159,165             5,147
  *Great Eagle Holdings, Ltd. Warrants 11/30/98........        113,936            41,269
                                                                         ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           46,416
                                                                         ---------------
TOTAL -- HONG KONG
  (Cost $63,346,806)...................................                       46,417,267
                                                                         ---------------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
  Autopistas Concesionaria Espanola SA.................         57,600           768,644
  Autopistas del Mare Nostrum SA.......................         65,000         1,050,461
  #Banco Central Hispanoamericano SA, Madrid...........        364,000         6,944,376
  Compania Espanola de Petroleos SA, Madrid............         14,000           424,342
  Corporacion Mapfre Compania Internacional de
    Reaseguros SA, Majadahonda.........................          7,200           348,593
  Cristaleria Espanola SA, Madrid......................          3,100           229,914
  DRACONSA (Dragados y Construcciones SA)..............        133,189         2,804,449
  Ebro Agricolas Compania de Alimentacion SA...........        111,600         1,979,427
  #FESCA (Fuerzas Electricas de Cataluna SA) Series
    A..................................................        360,334         3,225,790
  Hidroelectrica del Cantabrico SA, Oviedo.............         10,000           460,017
  Iberdrola SA.........................................      1,070,000        13,704,610
  Metrovacesa (Inmobiliaria Metropolitana Vasco
    Central)...........................................         42,840         1,847,183

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  Sevillana de Electricidad SA.........................        420,719   $     4,133,132
  #Union Electrica Fenosa SA...........................        460,900         4,605,137
  Uralita SA...........................................         24,500           285,046
  Vallehermoso SA......................................         80,000         2,349,707
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $33,946,673)...................................                       45,160,828
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $36,987).......................                           36,774
                                                                         ---------------
TOTAL -- SPAIN
  (Cost $33,983,660)...................................                       45,197,602
                                                                         ---------------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.7%)
  #Amcor, Ltd..........................................        505,844         2,267,070
  Australian National Industries, Ltd..................        575,169           515,554
  #Boral, Ltd..........................................        929,700         2,353,703
  #Burns, Philp & Co., Ltd.............................        424,311            87,099
  #CSR, Ltd............................................        842,897         2,768,362
  #Commonwealth Bank of Australia......................        358,842         4,260,248
  #Email, Ltd..........................................        214,213           473,430
  #Fosters Brewing Group, Ltd..........................      1,570,209         2,911,614
  #GIO Australia Holdings, Ltd.........................        479,702         1,161,935
  #Goodman Fielder, Ltd................................        627,341           944,351
  MIM Holdings.........................................      1,321,990           958,829
  News Corp., Ltd......................................      1,162,360         6,219,487
  North, Ltd...........................................        297,538           764,468
  Pacific Dunlop, Ltd..................................        506,319         1,039,328
  Pioneer International, Ltd...........................        385,982         1,016,798
  #Publishing and Broadcasting, Ltd....................        176,912         1,004,714
  Qantas Airways, Ltd..................................        383,458           705,793
  Rio Tinto, Ltd.......................................        320,562         3,531,385
  Stockland Trust Group Units..........................        146,873           361,585
  Village Roadshow, Ltd................................         45,752           110,194
  WMC, Ltd.............................................        447,934         1,435,922
  Weston (George) Foods, Ltd...........................         42,444           266,894
  #Westpac Banking Corp................................      1,299,377         8,170,673
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $43,956,056)...................................                       43,329,436
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Australian Dollar (Cost $776,839)...................                          779,001
                                                                         ---------------
TOTAL -- AUSTRALIA
  (Cost $44,732,895)...................................                       44,108,437
                                                                         ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Avesta Sheffield AB..................................         97,900           697,386
  *Diligentia AB.......................................         50,770           650,983
  Electrolux AB Series B...............................          8,900           699,691
  *Graenges AB.........................................          4,450            70,891
  Gullspangs Kraft AB Series B.........................         22,800           369,124
  Kinnevik Industrifoervaltnings AB Series A...........          3,200            58,024
  #Kinnevik Industrifoervaltnings AB Series B..........         34,600           667,713
  Mo Och Domsjoe AB Series A...........................          6,300           181,959
  Mo Och Domsjoe AB Series B...........................         64,200         1,808,514
  *Modern Times Group AB Series A......................          3,200            19,894
  *Modern Times Group AB Series B......................         11,500            72,983
  NCC AB Series A......................................         45,400           499,807
  NCC AB Series B......................................         73,600           815,026
  Naeckebro AB.........................................         21,630           291,352
  SSAB Swedish Steel Series A..........................         92,700         1,596,831
                                                                SHARES            VALUE+
                                                         -------------   ---------------
  SSAB Swedish Steel Series B..........................         33,300   $       569,306
  Skandinaviska Enskilda Banken Series A...............        496,200         5,880,380
  Skandinaviska Enskilda Banken Series C...............         23,700           259,378
  Stora Kopparbergs Bergslags AB Series A..............        259,100         3,456,465
  Stora Kopparbergs Bergslags AB Series B..............         57,600           764,670
  Svenska Cellulosa AB Series A........................         57,000         1,269,787
  Svenska Cellulosa AB Series B........................        186,800         4,137,143
  Svenska Handelsbanken Series A.......................        200,300         7,069,278
  Svenska Handelsbanken Series B.......................         20,000           652,767
  Svenska Kullagerfabriken AB
    Series A...........................................         14,600           326,189
  Svenska Kullagerfabriken AB
    Series B...........................................          5,500           128,222
  Sydkraft AB Series C.................................          8,800           192,618
  Trelleborg AB Series B...............................        109,700         1,534,468
  Trygg Hansa AB Series B..............................         42,700         1,324,527
  Volvo AB Series A....................................         85,900         2,280,734
  Volvo AB Series B....................................        187,800         4,986,284
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $30,931,988)...................................                       43,332,394
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $746)...........................                              727
                                                                         ---------------
TOTAL -- SWEDEN
  (Cost $30,932,734)...................................                       43,333,121
                                                                         ---------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  Ackermans & Van Haaren SA............................          2,500           621,736
  Banque Bruxelles Lambert VVPR........................            128                 4
  Bekaert SA...........................................          2,500         1,554,341
  Electrabel SA........................................          4,600         1,028,963
  #Electrafina SA......................................          8,000           746,359
  Generale de Banque SA................................         12,030         4,975,306
  Generale de Banque SA VVPR...........................            630               173
  Generale de Belgique SA..............................         19,080         1,780,065
  Glaverbel SA.........................................         11,312         1,635,095
  Glaverbel SA VVPR....................................             22                 1
  Groupe Bruxelles Lambert SA, Bruxelles...............          6,300           953,915
  Nationale a Portefeuille.............................          4,700           303,517
  Sofina SA............................................            500           336,287
  Solvay SA............................................         62,790         3,770,159
  Tractabel (Cie Reunies Electrobel et Tractionel
    SA)................................................         16,915         1,452,579
  *Union Miniere SA....................................         20,400         1,468,754
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $17,859,485)...................................                       20,627,254
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs (Cost $123,308)......................                          121,437
                                                                         ---------------
TOTAL -- BELGIUM
  (Cost $17,982,793)...................................                       20,748,691
                                                                         ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Bikuben Girobank A.S.................................         32,497         2,105,377
  Den Danske Bank A.S..................................         44,140         5,246,051
  Forsikringsselskabet Codan A.S.......................          7,662         1,049,850
  Jyske Bank A.S.......................................          9,990         1,060,846

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                SHARES            VALUE+
                                                         -------------   ---------------
  #Tele Danmark A.S. Series B..........................         70,184   $     4,202,053
  Tryg Baltica Forsikring A.S..........................         22,422         1,332,430
  Unidanmark A.S. Series A.............................         51,864         3,669,078
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $16,803,513)...................................                       18,665,685
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Denmark Krone (Cost $342)...........................                              342
                                                                         ---------------
TOTAL -- DENMARK
  (Cost $16,803,855)...................................                       18,666,027
                                                                         ---------------
MALAYSIA -- (0.9%)
COMMON STOCKS -- (0.8%)
  AMMB Holdings Berhad.................................        147,600           126,981
  Berjaya Group Berhad.................................      1,302,500           455,180
  Berjaya Industrial Berhad............................        691,000           148,451
  Berjaya Leisure Berhad...............................        235,000           189,156
  Commerce Asset Holding Berhad........................        759,000           408,738
  Genting Berhad.......................................        750,000         1,729,427
  Golden Hope Plantations Berhad.......................      1,087,000         1,245,474
  Hap Seng Consolidated Berhad.........................        120,000           167,744
  Highlands & Lowlands Berhad..........................        607,000           664,197
  Hong Leong Credit Berhad.............................        309,000           269,077
  Hong Leong Industries Berhad.........................        144,000           177,368
  IOI Corp. Berhad.....................................        436,000           222,306
  Kuala Lumpur Kepong Berhad...........................        677,000         1,483,526
  Malaysian Airlines System............................        987,000           729,427
  Malaysian Resources Corp. Berhad.....................        332,000           133,141
  Mulpha International Berhad..........................      1,291,250           247,817
  Perlis Plantations Berhad............................        380,000           761,951
  Renong Berhad........................................      1,008,000           519,731
  Sime Darby Berhad (Malaysia).........................        846,000           848,171
  Southern Bank Berhad (Foreign).......................        195,000           101,102
  *Southern Bank Berhad (Foreign) Issue 97.............         97,500            49,992
  Telekom Malaysia Berhad..............................        339,000           757,425
  Tenaga Nasional Berhad...............................        774,000         1,441,118
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $27,260,071)...................................                       12,877,500
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Malaysian Ringetts (Cost $1,689,250)................                        1,609,065
                                                                         ---------------
TOTAL -- MALAYSIA
  (Cost $28,949,321)...................................                       14,486,565
                                                                         ---------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.7%)
  First Capital Corp., Ltd.............................        580,000           655,561
  Fraser & Neave, Ltd..................................        272,000         1,357,839
  Industrial & Commercial Bank, Ltd....................         13,000            31,836
  #Keppel Corp., Ltd...................................        178,000           603,568
  Sembawang Corp., Ltd.................................        107,000           356,100
  #Singapore Airlines, Ltd. (Foreign)..................         40,000           261,220
  Singapore Land, Ltd..................................      1,027,000         3,018,066
  Straits Steamship Land, Ltd..........................      1,891,000         2,992,295
  Straits Trading Co., Ltd.............................        552,000           790,290
  United Industrial Corp., Ltd.........................      3,443,000         1,621,476
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $19,835,479)...................................                       11,688,251
                                                                         ---------------
                                                                SHARES            VALUE+
                                                         -------------   ---------------

INVESTMENT IN CURRENCY -- (0.1%)
  *Singapore Dollars (Cost $1,357,204).................                  $     1,347,629
                                                                         ---------------
TOTAL -- SINGAPORE
  (Cost $21,192,683)...................................                       13,035,880
                                                                         ---------------
NORWAY -- (0.2%)
COMMON STOCKS -- (0.2%)
  Den Norske Bank ASA Series A.........................        354,517         1,503,492
  Elkem ASA............................................         12,812           183,493
  Kvaerner ASA.........................................         23,336         1,151,911
  #Norske Skogindustrier ASA Series A..................         11,793           357,474
                                                                         ---------------
TOTAL COMMON STOCKS
  (Cost $3,350,102)....................................                        3,196,370
                                                                         ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Norwegian Krone (Cost $63)..........................                               62
                                                                         ---------------
TOTAL -- NORWAY
  (Cost $3,350,165)....................................                        3,196,432
                                                                         ---------------

                                                             FACE
                                                            AMOUNT
                                                         -------------
                                                             (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/10/97 (Collateralized by U.S. Treasury Notes
    8.50%, 11/15/00, valued at $6,485,450) to be
    repurchased at $6,390,901 (Cost $6,388,000)........  $       6,388         6,388,000
                                                                         ---------------
TOTAL INVESTMENTS -- (100.9%) (Cost
  $1,602,155,186)++....................................                    1,596,084,448
                                                                         ---------------
OTHER ASSETS AND LIABILITIES -- (-0.9%)
  Other Assets.........................................                        5,759,595
  Payable for Investment Securities Purchased..........                      (19,102,780)
  Payable for Fund Shares Redeemed.....................                         (145,432)
  Other Liabilities....................................                         (509,718)
                                                                         ---------------
                                                                             (13,998,335)
                                                                         ---------------
NET ASSETS -- (100.0%) Applicable to 145,202,648
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                  $ 1,582,086,113
                                                                         ---------------
                                                                         ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                  $         10.90
                                                                         ---------------
                                                                         ---------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $3,568)...............................  $   33,238
    Interest..........................................................................       1,577
    Income from Securities Lending....................................................       1,236
                                                                                        ----------
        Total Investment Income.......................................................      36,051
                                                                                        ----------
EXPENSES
    Investment Advisory Services......................................................       2,997
    Accounting & Transfer Agent Fees..................................................         789
    Custodian's Fee...................................................................         751
    Legal Fees........................................................................          32
    Audit Fees........................................................................          39
    Shareholders' Reports.............................................................          30
    Trustees' Fees and Expenses.......................................................           6
    Other.............................................................................         102
                                                                                        ----------
        Total Expenses................................................................       4,746
                                                                                        ----------
    NET INVESTMENT INCOME.............................................................      31,305
                                                                                        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net Realized Gain on Investment Securities........................................       6,023
    Net Realized Loss on Foreign Currency Transactions................................      (1,666)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency....................................    (107,773)
        Translation of Foreign Currency Denominated Amounts...........................         (44)
                                                                                        ----------
    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY............................    (103,460)
                                                                                        ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................  $  (72,155)
                                                                                        ----------
                                                                                        ----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              YEAR           YEAR
                                                                                              ENDED          ENDED
                                                                                            NOV. 30,       NOV. 30,
                                                                                              1997           1996
                                                                                          -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................................  $      31,305  $      23,725
    Net Realized Gain on Investment Securities..........................................          6,023         27,321
    Net Realized Loss on Foreign Currency Transactions..................................         (1,666)           (82)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency......................................       (107,773)        80,434
        Translation of Foreign Currency Denominated Amounts.............................            (44)             9
                                                                                          -------------  -------------
        Net Increase (Decrease) in Net Assets Resulting from Operations.................        (72,155)       131,407
                                                                                          -------------  -------------

Distributions From:
    Net Investment Income...............................................................        (29,074)       (23,445)
    Net Realized Gains..................................................................        (27,255)        (4,744)
                                                                                          -------------  -------------
        Total Distributions.............................................................        (56,329)       (28,189)
                                                                                          -------------  -------------
Capital Share Transactions (1):
    Shares Issued.......................................................................        409,256      1,084,901
    Shares Issued in Lieu of Cash Distributions.........................................         56,329         28,189
    Shares Redeemed.....................................................................       (111,867)      (468,842)
                                                                                          -------------  -------------
        Net Increase From Capital Share Transactions....................................        353,718        644,248
                                                                                          -------------  -------------
        Total Increase..................................................................        225,234        744,466
NET ASSETS
    Beginning of Period.................................................................      1,356,852        609,386
                                                                                          -------------  -------------
    End of Period.......................................................................  $   1,582,086  $   1,356,852
                                                                                          -------------  -------------
                                                                                          -------------  -------------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................................         34,790         95,652
    Shares Issued in Lieu of Cash Distributions.........................................          4,875          2,494
    Shares Redeemed.....................................................................         (9,587)       (40,798)
                                                                                          -------------  -------------
                                                                                                 30,078         57,348
                                                                                          -------------  -------------
                                                                                          -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                                  YEAR            YEAR            YEAR           FEB. 16
                                                 ENDED           ENDED           ENDED              TO
                                                NOV. 30,        NOV. 30,        NOV. 30,         NOV. 30,
                                                  1997            1996            1995             1994
                                               ----------      ----------      ----------       ----------

Net Asset Value, Beginning of Period.........  $    11.79      $    10.55       $  10.06         $   10.00
                                               ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................        0.24            0.23           0.20              0.13
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................       (0.67)           1.32           0.52              0.07
                                               ----------      ----------      ----------       ----------
  Total from Investment Operations...........       (0.43)           1.55           0.72              0.20
                                               ----------      ----------      ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income......................       (0.22)          (0.23)         (0.21)            (0.13)
  Net Realized Gains.........................       (0.24)          (0.08)         (0.02)            (0.01)
                                               ----------      ----------      ----------       ----------
  Total Distributions........................       (0.46)          (0.31)         (0.23)            (0.14)
                                               ----------      ----------      ----------       ----------
Net Asset Value, End of Period...............  $    10.90      $    11.79       $  10.55         $   10.06
                                               ----------      ----------      ----------       ----------
                                               ----------      ----------      ----------       ----------
Total Return.................................       (3.84)%         14.85%          7.20%             1.99%#

Net Assets, End of Period (thousands)........  $1,582,086      $1,356,852       $609,386         $ 348,381
Ratio of Expenses to Average Net Assets......        0.32%           0.36%          0.42%             0.45%*(a)
Ratio of Net Investment Income to Average Net
  Assets.....................................        2.09%           2.23%          2.14%             1.84%*(a)
Portfolio Turnover Rate......................       22.55%          12.23%          9.75%             1.90%*
Average Commission Rate (1)..................  $   0.0068      $   0.0112            N/A               N/A

--------------

*  Annualized

#  Non-Annualized

(a) Had certain waivers not been in effect the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30, 1994 would have been 1.81%.

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers fourteen portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 28, 1997.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 659,266
Sales..................................................    329,786

E. INVESTMENT TRANSACTIONS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $  274,649
Gross Unrealized Depreciation.........................    (280,720)
                                                        ----------
Net...................................................  $   (6,071)
                                                        ----------
                                                        ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital......................................  $ 1,581,336
Undistributed Net Investment Income..................        2,526
Undistributed Net Realized Gain......................        5,979
Accumulated Net Realized Foreign Exchange Loss.......       (1,666)
Unrealized Depreciation of Investment Securities and
   Foreign Currency..................................       (6,071)
Unrealized Net Foreign Exchange Loss.................          (18)
                                                       -----------
                                                       $ 1,582,086
                                                       -----------
                                                       -----------

H. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $266,475,711 and the related collateral cash received is $282,956,083 at November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The DFA International Value Series, as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The DFA International Value Series, as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998